Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Cellectis Inc [Member]		Calyxt Inc [Member]	Share Capital Ordinary Shares [member]	Share Capital Ordinary Shares [member] Cellectis Inc [Member]	Premiums Related to Share Capital [member]	Premiums Related to Share Capital [member] Cellectis Inc [Member]		Currency Translation Adjustment [member]	Currency Translation Adjustment [member] Calyxt Inc [Member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [Member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Cellectis Inc [Member]		Attributable to Shareholders of Cellectis [member] Calyxt Inc [Member]	Non controlling Interests [member]	Non controlling Interests [member] Calyxt Inc [Member]
Beginning balance at Dec. 31, 2020		$ 308,846				$ 2,785		$ 872,134			$ (4,089)		$ (505,961)		$ (81,074)	$ 283,795				$ 25,051
Beginning balance, shares at Dec. 31, 2020						42,780,186
Net income (Loss)		(125,107)													(114,197)	(114,197)				(10,910)
Other comprehensive income (loss)		(14,999)									(13,932)		240			(13,693)				(1,306)
Total Comprehensive income (loss)		(140,106)									(13,932)		240		(114,197)	(127,890)				(12,216)
Allocation of prior period loss													(81,074)		81,074
Capital Increase		46,954				$ 143		46,811								46,954
Capital Increase, Shares						2,415,630
Transaction costs		(2,316)						(2,316)								(2,316)
Exercise of stock options Calyxt ,Values		4,367											2,699			2,699				1,668
Transaction with subsidiaries													(58)			(58)				58
Exercise of share warrants and employee warrants, amount		5,612				$ 17		5,597					(2)			5,612
Exercise of share warrants and employee warrants, shares						288,494
Non-cash stock-based compensation expense		13,118						12,497								12,497				621
Other movements								(27)					27
Ending Balance at Dec. 31, 2021		236,474				$ 2,945		934,696			(18,021)		(584,129)		(114,197)	221,293				15,181
Ending balance, shares at Dec. 31, 2021						45,484,310
Net income (Loss)		(114,034)													(106,139)	(106,139)				(7,894)
Other comprehensive income (loss)		(8,955)									(10,583)		1,983			(8,600)				(355)
Total Comprehensive income (loss)		(122,989)									(10,583)		1,983		(106,139)	(114,739)				(8,250)
Allocation of prior period loss													(114,197)		114,197
Issuance of Calyxt's common stock and exercise of Calyxt's pre-funded warrants		$ 2,733											1,341			1,341				1,392
Capital Increase					$ 329									$ 162					$ 162		$ 168
Transaction costs			$ (570)		(212)			(570)	$ (570)					(104)			$ (570)		(104)		(108)
Transaction with subsidiaries													2,515			2,515				(2,515)
Exercise of share warrants and employee warrants, amount						$ 10							(10)
Exercise of share warrants and employee warrants, shares		191,658				191,658
Non-cash stock-based compensation expense		$ 10,175						8,071								8,071				2,105
Other movements								(359,076)					359,076
Ending Balance at Dec. 31, 2022		125,941				$ 2,955		583,122			(28,605)		(333,365)		(106,139)	117,968				7,973
Ending balance, shares at Dec. 31, 2022						45,675,968
Net income (Loss)		(49,165)													(41,781)	(41,781)				(7,384)
Other comprehensive income (loss)		997									(439)		(32)			(471)				1,468
Total Comprehensive income (loss)		(48,168)									(439)		(32)		(41,781)	(42,252)				(5,916)
Allocation of prior period loss													(106,139)		106,139
Capital Increase			25,017				$ 536		24,482								25,017
Capital Increase, Shares							9,907,800
Transaction costs		(1,455)						(1,455)								(1,455)
Operation between shareholders													342			342				(342)
Loss of control over Calyxt					(3,625)																(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation					(8,019)							$ (8,007)		(12)					(8,019)
Non-cash stock-based compensation expense		7,125						5,119								5,119				2,006
Other movements		(257)						(133,976)					133,814			(163)				(95)
Ending Balance at Jun. 30, 2023		96,558				$ 3,491		477,291			(37,050)		(305,392)		(41,781)	96,558				0
Ending balance, shares at Jun. 30, 2023						55,583,768
Beginning balance at Dec. 31, 2022		125,941				$ 2,955		583,122			(28,605)		(333,365)		(106,139)	117,968				7,973
Beginning balance, shares at Dec. 31, 2022						45,675,968
Net income (Loss)		(66,648)													(59,264)	(59,264)				(7,384)
Other comprehensive income (loss)		663									(877)		55			(822)				1,485
Total Comprehensive income (loss)		(65,985)									(877)		55		(59,264)	(60,086)				(5,899)
Allocation of prior period loss													(106,139)		106,139
Capital Increase			25,073				$ 537		24,536								25,073
Capital Increase, Shares							9,907,800
Transaction costs			(1,459)						(1,459)								(1,459)
Operation between shareholders													343			343				(343)
Loss of control over Calyxt					(3,625)																(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation					(8,036)							(8,024)		(12)					(8,036)
Non-cash stock-based compensation expense		4,472						2,466								2,466				2,006
Other movements		(259)						(134,273)					134,125			(148)				(111)
Ending Balance at Sep. 30, 2023		76,123				$ 3,492		474,391			(37,505)		(304,994)		(59,264)	76,121				0
Ending balance, shares at Sep. 30, 2023						55,583,768
Beginning balance at Dec. 31, 2022		125,941				$ 2,955		583,122			(28,605)		(333,365)		(106,139)	117,968				7,973
Beginning balance, shares at Dec. 31, 2022						45,675,968
Net income (Loss)		(108,443)													(101,059)	(101,059)				(7,384)
Other comprehensive income (loss)		1,994									(73)		597			524				1,470
Total Comprehensive income (loss)		(106,449)									(73)		597		(101,059)	(100,535)				(5,914)
Allocation of prior period loss													(106,139)		106,139
Capital Increase	[1]	69,985				$ 1,401		68,584								69,985
Capital Increase, Shares	[1]					25,907,800
Transaction costs			$ (2,049)	[2]				(2,049)	$ (2,049)	[2]							$ (2,049)	[2]
Operation between shareholders	[3]												343			343				(343)
Exercise of share warrants and employee warrants, amount		$ 9				$ 9										9
Exercise of share warrants and employee warrants, shares		167,433				167,433
Loss of control over Calyxt	[4]				(3,625)																$ (3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation	[5]				$ (8,022)							$ (8,012)		$ (10)					$ (8,022)
Non-cash stock-based compensation expense		$ 9,092						7,086								7,086				2,006
Other movements	[6]	(187)						(133,958)					133,868			(90)				(97)
Ending Balance at Dec. 31, 2023		$ 84,695				$ 4,365		$ 522,785			$ (36,690)		$ (304,707)		$ (101,059)	$ 84,695				$ 0
Ending balance, shares at Dec. 31, 2023						71,751,201

[1]	During the year ended December 31, 2023, 9,907,800 shares were issued in a February 2023 follow-on offering of American Depositary Shares (ADSs) with gross proceeds of $24.8 million (the Cellectis Follow-on Offering). During the year ended December 31, 2023, 16,000,000 shares were issued on November 6, 2023 in connection with the AstraZeneca Initial Investment Agreement (the "IIA") of $80.0 million at a price of $5 per share. Following settlement and delivery of the new shares, AstraZeneca owns approximately 22% of the share capital, and 21% of the voting rights of the Company, has the right to nominate a non-voting observer on the board of directors of Cellectis, and has the right to participate pro rata in Cellectis’s future share offerings. A portion of the Initial Investment Agreement proceeds equal to $35.7 million was reallocated to the transaction price of the Joint Research and Collaboration Agreement ("AZ JRCA") with AstraZeneca collaboration agreement and recorded as deferred revenue. The amount is reflected as a deduction from the share premium. The remaining consideration received, after reallocation of the AZ JRCA and foreign exchange impact as of December 31, 2023, representing $44.9 million is reflected in share capital for $0.9 million and share premium for $44.0 million. Further details on the interdependence between the AZ JRCA and SIA are provided in Note 2.6 to the financial statements "Accounting treatment of significant transactions of the period".
[2]	The transaction costs recognized as a reduction of share premium during the year ended December 31, 2023 correspond to the $1.4 million issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering (in addition to the $0.6 million costs already incurred and deducted from Equity in the fourth quarter of 2022) and the $0.6 million issuance costs related to AstraZeneca initial investment.

[3]	Operations between shareholders during the year-end period ended December 31, 2023 correspond to the reduction in Cellectis’ percentage of interest in Calyxt from 49.1% at December 31, 2022 to 48.0% at May 31, 2023, without a change in the consolidation method until May 31, 2023.
[4]	On May 31, 2023, Calyxt consummated the Merger (as defined below) with Cibus Global. As from the consummation of the Merger, Cellectis has lost control over Calyxt and we proceeded with its deconsolidation. The net impact on Total Shareholders’ Equity corresponds to the derecognition of minority interests in Calyxt for $3.6 million.
[5]	We have reclassified at the date of loss of control amounts previously recognized in other comprehensive income related to Calyxt that should be reclassified in profit or loss according to IFRS 10.
[6]	Other movements include mainly the absorption of $134.1 million of retained earnings into share premium, approved during the annual shareholders meeting of June 27, 2023, in accordance with French Law. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.